Cash Equivalents and Marketable Securities - Schedule of Marketable Securities in an Unrealized Loss Position (Details) - USD ($)	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	$ 215,543,000		$ 241,666,000
Unrealized loss, less than 12 months	(118,000)		(302,000)
Fair value, Greater than 12 months	11,586,000		16,662,000
Unrealized losses, greater than 12 months	(21,000)	$ 0	(12,000)
Fair Value	227,129,000		258,328,000
Unrealized Losses	(139,000)		(314,000)
U.S. agency obligations
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	17,813,000		6,035,000
Unrealized loss, less than 12 months	(4,000)		(4,000)
Fair value, Greater than 12 months	0		0
Unrealized losses, greater than 12 months	0		0
Fair Value	17,813,000		6,035,000
Unrealized Losses	(4,000)		(4,000)
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	44,278,000		42,184,000
Unrealized loss, less than 12 months	(21,000)		(46,000)
Fair value, Greater than 12 months	1,221,000		0
Unrealized losses, greater than 12 months	(1,000)		0
Fair Value	45,499,000		42,184,000
Unrealized Losses	(22,000)		(46,000)
Corporate notes and obligations
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	106,474,000		161,385,000
Unrealized loss, less than 12 months	(86,000)		(219,000)
Fair value, Greater than 12 months	8,391,000		16,662,000
Unrealized losses, greater than 12 months	(19,000)		(12,000)
Fair Value	114,865,000		178,047,000
Unrealized Losses	(105,000)		(231,000)
Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	14,980,000		11,997,000
Unrealized loss, less than 12 months	(1,000)		(1,000)
Fair value, Greater than 12 months	0		0
Unrealized losses, greater than 12 months	0		0
Fair Value	14,980,000		11,997,000
Unrealized Losses	(1,000)		(1,000)
Municipal securities
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	11,001,000		7,021,000
Unrealized loss, less than 12 months	(3,000)		(9,000)
Fair value, Greater than 12 months	1,974,000		0
Unrealized losses, greater than 12 months	(1,000)		0
Fair Value	12,975,000		7,021,000
Unrealized Losses	(4,000)		(9,000)
Certificates of deposit
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	20,997,000		13,044,000
Unrealized loss, less than 12 months	(3,000)		(23,000)
Fair value, Greater than 12 months	0		0
Unrealized losses, greater than 12 months	0		0
Fair Value	20,997,000		13,044,000
Unrealized Losses	$ (3,000)		$ (23,000)